Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables [Abstract]
Schedule of other receivables
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2016	2017	2017
	N I S		U.S. dollars

Other receivables	51	60	17
Government authorities	611	185	54
Prepaid expenses	799	573	165

	1,461	818	236